Share capital (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the six months ended
$ millions, except number of shares		2025 Apr. 30	2024 Apr. 30			2025 Apr. 30		2024 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount

Balance at beginning of period	940,081,255	$17,027	937,223,345	$16,447	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	143,000	9	313,852	17	1,404,526	86	692,877	37
Shareholder investment plan (1)	–	–	4,693,884	299	629	–	9,811,613	607
Employee share purchase plan (2)	–	–	786,615	51	–	–	1,457,807	90
	940,224,255	$17,036	943,017,696	$16,814	943,699,753	$17,097	943,061,238	$16,816
Purchase of common shares for cancellation	(6,000,000)	(109)	–	–	(9,500,000)	(172)	–	–
Treasury shares	5,934	2	(15,277)	(1)	30,436	4	(58,819)	(3)
Balance at end of period	934,230,189	$16,929	943,002,419	$16,813	934,230,189	$16,929	943,002,419	$16,813
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the Shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

(2)
Commencing October 11, 2024, employee contributions to our Canadian employee share purchase plan (ESPP) were used to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at	2025 Apr. 30	2024 Oct. 31

Common Equity Tier 1 (CET1) capital		$45,795	$44,516
Tier 1 capital	A	51,756	49,481
Total capital		60,697	56,809
Total risk-weighted assets (RWA)	B	341,204	333,502
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.2%	14.8%
Total capital ratio		17.8%	17.0%
Leverage ratio exposure	C	$1,213,223	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$109,803	$101,062
TLAC ratio	D/B	32.2%	30.3%
TLAC leverage ratio	D/C	9.1%	8.7%